SCHEDULE OF CHANGES IN COMMON STOCK WARRANTS (Details) - Warrant [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	2,608,734
Exercise price per share
Weighted average remaining contractual life	4.81
Aggregate intrinsic value of vested warrants outstanding beginning balance	$ 1,624,905
Weighted-average exercise price, outstanding beginning balance	$ 0.44
Warrants granted	63,460,454		2,500,000
Exercise price, Warrants granted	$ 0.06		$ 0.06
Weighted-average remaining contractual life, granted	4 years 8 months 4 days		5 years
Aggregate intrinsic value of vested warrants granted	$ 13,851,695		$ 1,600,000
Weighted-average exercise price, granted	$ 0.06		$ 0.06
Warrants exercised/exchanged
Exercise price, Warrants exercised/exchanged
Warrants expired/cancelled	(98,803)
Exercise price, Warrants expired/cancelled
Ending balance	65,970,385	108,734	2,608,734
Exercise price per share
Weighted average remaining contractual life	4.66	0.62	4.81
Aggregate intrinsic value of vested warrants outstanding ending balance	$ 13,851,695	$ 35,702	$ 1,624,905
Weighted-average exercise price, outstanding ending balance	$ 0.06	$ 9.29	$ 0.44
Exercisable at ending	65,970,385	106,907	2,606,907
Share-based compensation arrangement by share -based Payment award non-option exercisable exercise price
Weighted-average remaining contractual life, exercisable ending balance	4 years 7 months 28 days	7 months 17 days	4 years 9 months 21 days
Exercisable Aggregate Intrinsic Value	$ 13,851,695	$ 33,891	$ 1,623,641
Exercisable weighted price per share	$ 0.06	$ 9.45	$ 0.45
Beginning balance		108,734
Sharebased compensation arrangement by sharebased payment award options non acquire weighted average remaining contractual term		7 months 13 days
Aggregate intrinsic value of vested warrants outstanding beginning balance		$ 35,702
Weighted-average exercise price, outstanding beginning balance		$ 9.29
Warrants acquired concurrent with the Titan Merger			108,734
Sharebased compensation arrangement by sharebased payment award options non assumed weighted average remaining contractual term			4 months 13 days
Aggregate intrinsic value of vested warrants assumed			$ 24,905
Weighted-average exercise price, assumed			$ 9.29
Sharebased compensation arrangement by sharebased payment award options non outstanding weighted average remaining contractual term 1			4 years 9 months 21 days
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share	0.008
Exercise price, Warrants granted
Exercise price, Warrants expired/cancelled	$ 0.008
Exercise price per share	0.06	0.008	0.008
Share-based compensation arrangement by share -based Payment award non-option exercisable exercise price	$ 0.06	$ 0.008	$ 0.008
Share based compensation arrangement by share based paymet award non option outstanding acquire in exercise price		$ 0.008
Share based compensation arrangement by share based paymet award non option assumed exercise price			0.008
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share	16.00
Exercise price, Warrants expired/cancelled	$ 16.00
Exercise price per share	16.00	16.00	16.00
Share-based compensation arrangement by share -based Payment award non-option exercisable exercise price	$ 16.00	$ 16.00	$ 16.00
Share based compensation arrangement by share based paymet award non option outstanding acquire in exercise price		$ 16.00
Share based compensation arrangement by share based paymet award non option assumed exercise price			16.00